Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 67,450	$ 37,000	$ 124,802	$ 67,179	$ 155,859
Cost of revenues	32,456	20,057	60,831	36,679	82,628
Gross profit	34,994	16,943	63,971	30,500	73,231
Research and development costs	5,766	4,754	11,244	8,884	19,575
Selling, general and administrative expenses	12,188	6,779	21,288	13,338	31,032
Total operating expenses	17,954	11,533	32,532	22,222	50,607
Operating income	17,040	5,410	31,439	8,278	22,624
Financial income, net	176	276	562	651	775
Income from continuing operations before taxes	17,216	5,686	32,001	8,929	23,399
Income tax expense	(1,564)	(378)	(2,989)	(841)	(1,621)
Net income	$ 15,652	$ 5,308	$ 29,012	$ 8,088	$ 21,778
Net income per ordinary share:
Basic net earnings (in dollars per share)	$ 0.36	$ 0.14	$ 0.67	$ 0.21	$ 0.55
Diluted net earnings (in dollars per share)	$ 0.35	$ 0.13	$ 0.65	$ 0.20	$ 0.54
Weighted average number of ordinary shares outstanding (in thousands):
Basic (in shares)	43,609	39,033	43,450	38,877	39,383
Diluted (in shares)	44,750	39,945	44,612	39,785	40,372